Note 4 - Property, Equipment and Leasehold Improvements (Detail) - Property, Equipment and Leasehold Improvements (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property, plant, and equipment	$ 13,651	$ 7,412
Less accumulated depreciation	4,733	2,542
Total	8,918	4,870
Building [Member]
Estimated useful lives	15 years
Property, plant, and equipment	600
Computer and Office Equipment [Member]
Estimated useful lives	3 years
Property, plant, and equipment	10,742	5,738
Furniture and Fixtures [Member]
Estimated useful lives	3 - 5 years
Property, plant, and equipment	1,682	1,379
Leasehold Improvements [Member]
Estimated useful lives	Lease term
Property, plant, and equipment	$ 627	$ 295